UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                          as of June 30, 2017 (Unaudited)

Deutsche Global Inflation Fund

		Principal Amount ($) (a)	Value ($)
Government & Agency Obligations 98.0%
Sovereign Bonds 20.2%
French Republic Government Bond OAT Inflation-Linked Bond, REG S, 1.85%, 7/25/2027	EUR	3,807,020	5,370,445
Italy Buoni Poliennali Del Tesoro Inflation-Linked Bond, REG S, 3.1%, 9/15/2026	EUR	4,855,815	6,541,964
Kingdom of Spain Inflation-Linked Bond, 144A, REG S, 1.8%, 11/30/2024	EUR	5,094,450	6,566,958
Republic of Portugal, 144A, 5.125%, 10/15/2024		2,000,000	2,040,000
			20,519,367
U.S. Treasury Obligations 77.8%
U.S. Treasury Floating Rate Notes:
1.143% *, 1/31/2019		500,000	500,674
1.173% *, 10/31/2018		1,000,000	1,001,766
1.193% *, 4/30/2018		300,000	300,510
U.S. Treasury Inflation-Indexed Bonds:
0.625%, 2/15/2043		2,764,970	2,543,507
0.75%, 2/15/2042		2,164,100	2,059,005
0.75%, 2/15/2045		2,201,196	2,064,328
1.0%, 2/15/2046		1,547,835	1,546,447
2.125%, 2/15/2041		1,116,480	1,394,903
3.375%, 4/15/2032		550,984	756,972
3.625%, 4/15/2028		1,511,680	1,974,779
3.875%, 4/15/2029		2,305,300	3,129,656
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2018		3,173,130	3,161,602
0.125%, 4/15/2019		2,827,750	2,829,028
0.125%, 4/15/2020		8,519,611	8,532,723
0.125%, 4/15/2021		10,367,681	10,351,890
0.125%, 1/15/2022		2,160,520	2,157,288
0.125%, 7/15/2022		2,126,420	2,123,707
0.125%, 1/15/2023		2,118,520	2,099,150
0.125%, 7/15/2024		2,574,275	2,528,625
0.125%, 7/15/2026		2,162,442	2,085,821
0.25%, 1/15/2025		2,240,048	2,200,264
0.375%, 7/15/2023		2,101,260	2,114,792
0.375%, 7/15/2025		2,577,550	2,558,185
0.375%, 1/15/2027		3,036,510	2,982,275
0.625%, 7/15/2021		2,787,987	2,857,274
0.625%, 1/15/2026		2,057,980	2,070,999
0.875%, 2/15/2047		3,038,610	2,948,780
1.125%, 1/15/2021		3,297,215	3,423,831
1.375%, 7/15/2018		2,811,898	2,856,419
U.S. Treasury Note, 0.75%, 10/31/2017 (b) (c)		1,751,500	1,749,503
			78,904,703
Total Government & Agency Obligations (Cost $98,325,477)			99,424,070
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association, 9.0%, 3/1/2020 (Cost $6,118)		5,562	5,579
Asset-Backed 0.2%
Home Equity Loans
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 2.266% *, 12/25/2034 (Cost $219,965)		232,459	230,599
Short-Term U.S. Treasury Obligations 1.3%
U.S. Treasury Bills:
0.75% **, 8/10/2017 (d)		169,000	168,845
0.59% **, 8/10/2017 (d)		1,155,000	1,153,937
Total Short-Term U.S. Treasury Obligations (Cost $1,323,099)			1,322,782
		Contracts	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 8/17/2017, Strike Price $57.0 (Cost $170,381)		100	7,000
		Shares	Value ($)
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.03% (e) (Cost $458,417)		458,417	458,417
		% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $100,503,457) †		99.9	101,448,447
Other Assets and Liabilities, Net		0.1	51,156
Net Assets		100.0	101,499,603

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $100,978,032. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $470,415. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,681,422 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,211,007.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	At June 30, 2017, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(c)	At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/20/2017	44	5,523,375	(48,125)
3 Month Euro Euribor Interest Rate Futures	EUR	3/19/2018	10	2,862,513	429
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	3/19/2018	10	2,624,361	(3,937)
3 Month Euroyen Futures	JPY	3/19/2018	12	2,666,326	734
90 Day Eurodollar Futures	USD	3/19/2018	10	2,461,000	4,600
90 Day Sterling Interest Rate Futures	GBP	3/21/2018	16	2,589,791	(3,142)
ASX 90 Day Bank Accepted Bills	AUD	3/8/2018	14	10,711,800	2,891
U.S. Treasury Long Bond	USD	9/20/2017	5	768,438	(938)
Total net unrealized depreciation					(47,488)

At June 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Canadian Government Bond	CAD	9/20/2017	30	3,251,465	85,248
Federal Republic of Germany Euro-Bund	EUR	9/7/2017	83	15,345,021	284,395
United Kingdom Long Gilt Bond	GBP	9/27/2017	20	3,270,972	62,804
Total unrealized appreciation					432,447

At June 30, 2017, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)
Call Options
Crude Oil Futures	100	8/17/2017	61.0	75,619	(3,000)
Put Options
Crude Oil Futures	100	8/17/2017	40.0	39,619	(19,000)
Total				115,238	(22,000)

(f)	Unrealized appreciation on written options on exchange-traded futures contracts at June 30, 2017 was $93,238.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (g)
Call Options
Receive Fixed - 1.90% - Pay Floating - 3-Month LIBOR	2/7/2018 2/7/2048	5,000,000[1]	2/5/2018	74,000	(44,863)
Receive Fixed - 1.91% - Pay Floating - 3-Month LIBOR	2/2/2018 2/2/2048	5,000,000[1]	1/31/2018	65,500	(33,158)
Receive Fixed - 2.015% - Pay Floating - 3-Month LIBOR	12/28/2017 12/28/2047	5,000,000[2]	12/22/2017	84,750	(31,314)
Total				224,250	(109,335)

(g)	Unrealized appreciation on written options on interest rate swap contracts at June 30, 2017 was $114,915.
At June 30, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

9/20/2017 9/20/2037	200,000	Floating — 3-Month LIBOR	Fixed — 2.5%	(1,343)	(887)
9/20/2017 9/20/2027	13,000,000	Floating — 3-Month LIBOR	Fixed — 2.5%	210,300	(50,654)
9/20/2017 9/20/2047	850,000	Floating — 3-Month LIBOR	Fixed — 2.5%	(7,519)	(12,693)
9/20/2017 9/20/2022	2,500,000	Floating — 3-Month LIBOR	Fixed — 2.0%	(553)	4,058
9/20/2017 9/20/2019	16,000,000	Floating — 3-Month LIBOR	Fixed — 1.75%	23,179	12,063
Total net unrealized depreciation				(48,113)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2017 is 1.3%.
Counterparties:
1	Citigroup, Inc.
2	HSBC Bank U.S.A.
As of June 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,680,350	EUR	2,500,000	7/3/2017	175,024	Goldman Sachs & Co.
USD	926,994	CHF	920,000	7/21/2017	33,397	Toronto-Dominion Bank
BRL	8,000,000	USD	2,461,538	7/21/2017	55,024	JPMorgan Chase Securities, Inc.
ARS	40,000,000	USD	2,479,851	7/21/2017	92,897	JPMorgan Chase Securities, Inc.
USD	2,121,413	EUR	1,947,000	7/26/2017	104,743	National Australia Bank Ltd.
USD	2,112,311	GBP	1,632,000	7/26/2017	14,708	Citigroup, Inc.
USD	2,107,404	MXN	39,800,000	7/27/2017	77,932	Citigroup, Inc.
USD	1,041,423	CHF	1,000,000	7/28/2017	2,935	Canadian Imperial Bank of Commerce
JPY	57,000,000	USD	516,431	7/28/2017	9,163	Barclays Bank PLC
JPY	57,000,000	USD	513,178	7/28/2017	5,910	State Street Bank & Trust Co.
JPY	50,500,000	USD	450,582	7/28/2017	1,160	JPMorgan Chase Securities, Inc.
ARS	40,000,000	USD	2,388,060	8/3/2017	16,714	Toronto-Dominion Bank
USD	2,211,548	JPY	250,000,000	8/9/2017	14,419	Bank of America
USD	5,024,588	EUR	4,500,000	8/10/2017	124,566	Citigroup, Inc.
USD	2,129,638	AUD	2,800,000	8/21/2017	21,165	Australia & New Zealand Banking Group Ltd.
JPY	232,500,000	USD	2,097,013	8/21/2017	25,823	Credit Agricole
USD	10,752,869	EUR	9,500,000	8/23/2017	124,845	BNP Paribas
USD	10,513,916	GBP	8,282,000	9/6/2017	293,527	Goldman Sachs & Co.
Total unrealized appreciation					1,193,952
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	2,500,000	USD	2,695,083	7/3/2017	(160,292)	JPMorgan Chase Securities, Inc.
USD	2,508,230	BRL	8,000,000	7/21/2017	(101,715)	Toronto-Dominion Bank
CHF	460,000	USD	461,879	7/21/2017	(18,316)	Nomura International PLC
USD	2,486,016	ARS	40,000,000	7/21/2017	(99,062)	Citigroup, Inc.
CHF	460,000	USD	464,403	7/21/2017	(15,793)	JPMorgan Chase Securities, Inc.
GBP	1,632,000	USD	2,091,446	7/26/2017	(35,573)	Canadian Imperial Bank of Commerce
EUR	1,947,000	USD	2,133,729	7/26/2017	(92,427)	JPMorgan Chase Securities, Inc.
MXN	39,800,000	USD	2,077,889	7/27/2017	(107,447)	Citigroup, Inc.
USD	449,913	JPY	50,500,000	7/28/2017	(491)	Goldman Sachs & Co.
CHF	1,000,000	USD	1,030,580	7/28/2017	(13,778)	JPMorgan Chase Securities, Inc.
USD	1,026,223	JPY	114,000,000	7/28/2017	(11,686)	Credit Agricole
CHF	500,000	USD	516,824	7/28/2017	(5,355)	Canadian Imperial Bank of Commerce
CHF	500,000	USD	513,623	7/28/2017	(8,556)	Citigroup, Inc.
USD	2,500,000	ARS	40,000,000	8/3/2017	(128,655)	Citigroup, Inc.
USD	2,456,852	BRL	8,000,000	8/3/2017	(56,708)	Goldman Sachs & Co.
BRL	8,000,000	USD	2,383,861	8/3/2017	(16,282)	Canadian Imperial Bank of Commerce
JPY	250,000,000	USD	2,225,863	8/9/2017	(104)	Toronto-Dominion Bank
EUR	4,500,000	USD	4,948,992	8/10/2017	(200,161)	JPMorgan Chase Securities, Inc.
USD	2,091,109	JPY	232,500,000	8/21/2017	(19,920)	JPMorgan Chase Securities, Inc.
AUD	2,800,000	USD	2,068,231	8/21/2017	(82,572)	JPMorgan Chase Securities, Inc.
EUR	4,500,000	USD	5,052,523	8/23/2017	(100,079)	BNP Paribas
EUR	5,000,000	USD	5,631,315	8/23/2017	(93,797)	Citigroup, Inc.
GBP	8,282,000	USD	10,699,059	9/6/2017	(108,384)	Citigroup, Inc.
EUR	13,000,000	USD	14,588,340	9/26/2017	(324,389)	Citigroup, Inc.
Total unrealized depreciation					(1,801,542)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2017, the Fund held $5,810,920 in the Subsidiary, representing 5.7% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Government & Agency Obligations	$—	$99,424,070	$—	$99,424,070
Mortgage-Backed Securities Pass-Throughs	—	5,579	—	5,579
Asset-Backed	—	230,599	—	230,599
Short-Term U.S. Treasury Obligations	—	1,322,782	—	1,322,782
Short-Term Investments	458,417	—	—	458,417
Derivatives (i)
Purchased Options	7,000	—	—	7,000
Futures Contracts	441,101	—	—	441,101
Interest Rate Swap Contracts	—	16,121	—	16,121
Forward Foreign Currency Exchange Contracts	—	1,193,952	—	1,193,952
Total	$906,518	$102,193,103	$—	$103,099,621
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(56,142)	$—	$—	$(56,142)
Written Options	(22,000)	(109,335)	—	(131,335)
Interest Rate Swap Contracts	—	(64,234)	—	(64,234)
Forward Foreign Currency Exchange Contracts	—	(1,801,542)	—	(1,801,542)
Total	$(78,142)	$(1,975,111)	$—	$(2,053,253)

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include valueof purchased options, unrealized appreciation (depreciation) on open futures contracts,interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$ —	$ —	$ —	$ (70,143)
Foreign Exchange Contracts	$ —	$ —	$ (607,590)	$ —
Interest Rate Contracts	$ 384,959	$ (48,113)	$ —	$ 114,915

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Inflation Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017